Average Annual Total Returns - Carillon ClariVest Capital Appreciation Fund	Mar. 01, 2021
RussellGrowthIndexLifetimeperiodismeasuredfromtheinceptiondateofClassIsharesreflectsnod [Member]
Average Annual Return:
1 Year	38.49%
5 Years	21.00%
10 Years	17.21%
Inception Date	Mar. 21, 2006
Class A
Average Annual Return:
1 Year	22.80%
5 Years	15.47%
10 Years	14.24%
Since Inception
Inception Date	Dec. 12, 2085
Class C
Average Annual Return:
1 Year	27.95%
5 Years	15.71%
10 Years	13.94%
Since Inception
Inception Date	Apr. 03, 2095
Class I
Average Annual Return:
1 Year	29.31%
5 Years	16.96%
10 Years	15.14%
Since Inception
Inception Date	Mar. 21, 2006
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	25.38%
5 Years	14.96%
10 Years	13.16%
Since Inception
Inception Date	Mar. 21, 2006
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	20.13%
5 Years	13.30%
10 Years	12.13%
Since Inception
Inception Date	Mar. 21, 2006
Class R-3
Average Annual Return:
1 Year	28.62%
5 Years	16.28%
10 Years	14.45%
Since Inception
Inception Date	Sep. 12, 2007
Class R-5
Average Annual Return:
1 Year	29.29%
5 Years	16.96%
10 Years	15.13%
Since Inception
Inception Date	Oct. 02, 2006
Class R-6
Average Annual Return:
1 Year	29.46%
5 Years	17.09%
10 Years
Since Inception	15.49%
Inception Date	Jul. 31, 2015
Class R-6 | RussellGrowthIndexLifetimeperiodismeasuredfromtheinceptiondateofClassIsharesreflectsnod [Member]
Average Annual Return:
Since Inception	18.85%
Inception Date	Jul. 31, 2015
Class Y
Average Annual Return:
1 Year	28.91%
5 Years
10 Years
Since Inception	16.57%
Inception Date	Nov. 20, 2017
Class Y | RussellGrowthIndexLifetimeperiodismeasuredfromtheinceptiondateofClassIsharesreflectsnod [Member]
Average Annual Return:
Since Inception	23.18%
Inception Date	Nov. 20, 2017